SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Common Share (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 886,588	$ 572,275
Unrealized loss on marketable securities held in Trust Account	0	0
Net Income allocable to shares subject to possible redemption	$ 886,588	$ 572,275
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	26,187,830	26,160,492
Basic and diluted net income per share, Common stock subject to possible redemption	$ 0.03	$ 0.02
Numerator: Net Loss minus Net Earnings
Net income	$ 784,778	$ 127,718
Net Income attributableallocable to cCommon stock subject to possible redemption	(886,588)	(572,275)
Non-Redeemable Net Loss	$ (101,810)	$ (444,557)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	7,170,375	8,214,508
Basic and diluted net loss per share	$ (0.01)	$ (0.05)